Note 8 - Federal Funds Purchased and Other Borrowings	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Debt Disclosure [Text Block]

NOTE 8 – FEDERAL FUNDS PURCHASED AND OTHER BORROWINGS

Other borrowings consists of the following at December 31, 2022 and December 31, 2021:

	(in thousands)
	2022	2021
Federal Home Loan Bank
CMA variable rate advances, interest rate of 4.42% payable monthly, principal due at maturity ranging from March 17, 2023 through March 30, 2023	$23,548	$-
United Bankers Bank
Federal funds purchased	31	12
Revolving Line of Credit with interest at 7.25% payable quarterly, principal due at maturity September 1, 2023. All Union Bank stock is held as collateral.	1,500	-
Note payable, with interest at 4.00% payable quarterly, and $250,000 principal payments, with any remaining unpaid principal, due December 1, 2028. All Union Bank stock is held as collateral.	6,000	7,000
Total other borrowings	$31,079	$7,012

At December 31, 2022, the Corporation had $158,731,000 of borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.

Future maturities of other borrowings are as follows:  2023, $26,079,000; 2024, $1,000,000; 2025, $1,000,000; 2026, $1,000,000; 2027, $1,000,000; 2028, $1,000,000.